PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks 93.6%
Aerospace & Defense 1.4%
AAR Corp.	43	$837
Aerojet Rocketdyne Holdings, Inc.*	130	4,215
AeroVironment, Inc.*	54	4,123
Axon Enterprise, Inc.*	130	12,857
Boeing Co. (The)	1,117	161,284
Cubic Corp.	80	4,729
Curtiss-Wright Corp.	98	8,267
General Dynamics Corp.	483	63,432
Hexcel Corp.	150	5,022
Howmet Aerospace, Inc.	740	12,765
Huntington Ingalls Industries, Inc.	90	13,273
Kaman Corp.	46	1,824
L3Harris Technologies, Inc.	453	72,983
Lockheed Martin Corp.	517	181,017
Mercury Systems, Inc.*	130	8,954
Moog, Inc. (Class A Stock)	58	3,619
National Presto Industries, Inc.	8	665
Northrop Grumman Corp.	323	93,612
Park Aerospace Corp.	23	244
Raytheon Technologies Corp.	3,189	173,226
Teledyne Technologies, Inc.*	79	24,423
Textron, Inc.	450	16,110
TransDigm Group, Inc.	117	55,857
Triumph Group, Inc.	40	264
		923,602
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	70	4,141
C.H. Robinson Worldwide, Inc.	286	25,291
Echo Global Logistics, Inc.*	20	539
Expeditors International of Washington, Inc.	350	30,930
FedEx Corp.	505	131,032
Forward Air Corp.	70	4,408
Hub Group, Inc. (Class A Stock)*	60	3,008
United Parcel Service, Inc. (Class B Stock)	1,480	232,523
XPO Logistics, Inc.*	200	18,000
		449,872
Airlines 0.2%
Alaska Air Group, Inc.	253	9,586

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Allegiant Travel Co.	43	$5,795
American Airlines Group, Inc.	956	10,784
Delta Air Lines, Inc.	1,340	41,058
Hawaiian Holdings, Inc.	70	970
JetBlue Airways Corp.*	470	5,626
SkyWest, Inc.	80	2,322
Southwest Airlines Co.	1,240	49,017
United Airlines Holdings, Inc.*	590	19,977
		145,135
Auto Components 0.2%
Adient PLC*	190	4,032
American Axle & Manufacturing Holdings, Inc.*	120	806
Aptiv PLC	560	54,035
BorgWarner, Inc.	508	17,770
Cooper Tire & Rubber Co.	113	3,886
Cooper-Standard Holdings, Inc.*	28	439
Dana, Inc.	210	2,938
Dorman Products, Inc.*	70	6,249
Fox Factory Holding Corp.*	100	8,408
Gentex Corp.	490	13,558
Gentherm, Inc.*	80	3,703
Goodyear Tire & Rubber Co. (The)	340	2,815
LCI Industries	67	7,347
Lear Corp.	120	14,497
Motorcar Parts of America, Inc.*	20	295
Standard Motor Products, Inc.	28	1,283
Visteon Corp.*	60	5,379
		147,440
Automobiles 0.3%
Ford Motor Co.	8,070	62,381
General Motors Co.	2,630	90,814
Harley-Davidson, Inc.	310	10,193
Thor Industries, Inc.	114	9,642
Winnebago Industries, Inc.	80	3,756
		176,786

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks 3.4%
Allegiance Bancshares, Inc.	30	$849
Ameris Bancorp	106	3,106
Associated Banc-Corp.	221	3,025
Banc of California, Inc.	30	360
BancFirst Corp.	30	1,333
BancorpSouth Bank	160	3,746
Bank of America Corp.	15,906	376,972
Bank of Hawaii Corp.	80	4,851
Bank OZK	200	4,956
BankUnited, Inc.	180	4,545
Banner Corp.	50	1,843
Berkshire Hills Bancorp, Inc.	55	717
Boston Private Financial Holdings, Inc.	70	433
Brookline Bancorp, Inc.	63	604
Cadence BanCorp	200	2,244
Cathay General Bancorp	120	2,824
Central Pacific Financial Corp.	20	275
CIT Group, Inc.	215	6,332
Citigroup, Inc.	4,350	180,177
Citizens Financial Group, Inc.	886	24,143
City Holding Co.	40	2,417
Columbia Banking System, Inc.	115	3,267
Comerica, Inc.	287	13,061
Commerce Bancshares, Inc.	207	12,886
Community Bank System, Inc.	124	7,191
Cullen/Frost Bankers, Inc.	130	9,135
Customers Bancorp, Inc.*	20	276
CVB Financial Corp.	250	4,375
Dime Community Bancshares, Inc.	30	379
Eagle Bancorp, Inc.	50	1,496
East West Bancorp, Inc.	290	10,579
FB Financial Corp.	58	1,711
Fifth Third Bancorp	1,468	34,087
First BanCorp. (Puerto Rico)	300	1,947
First Commonwealth Financial Corp.	100	862
First Financial Bancorp	165	2,359
First Financial Bankshares, Inc.	280	8,347
First Hawaiian, Inc.	250	4,315
First Horizon National Corp.	1,070	11,139
First Midwest Bancorp, Inc.	130	1,631
First Republic Bank	358	45,158
FNB Corp.	470	3,553

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Fulton Financial Corp.	250	$2,747
Glacier Bancorp, Inc.	183	6,551
Great Western Bancorp, Inc.	86	1,117
Hancock Whitney Corp.	142	3,248
Hanmi Financial Corp.	20	180
Heritage Financial Corp.	35	734
Home BancShares, Inc.	310	5,146
Hope Bancorp, Inc.	170	1,372
Huntington Bancshares, Inc.	2,120	22,133
Independent Bank Corp.	85	4,870
Independent Bank Group, Inc.	90	4,642
International Bancshares Corp.	80	2,214
JPMorgan Chase & Co.	6,363	623,828
KeyCorp	2,010	26,090
M&T Bank Corp.	277	28,692
National Bank Holdings Corp. (Class A Stock)	53	1,598
NBT Bancorp, Inc.	83	2,273
OFG Bancorp (Puerto Rico)	40	576
Old National Bancorp	340	4,753
Pacific Premier Bancorp, Inc.	158	4,029
PacWest Bancorp	190	3,656
Park National Corp.	30	2,749
People’s United Financial, Inc.	830	8,856
Pinnacle Financial Partners, Inc.	160	7,326
PNC Financial Services Group, Inc. (The)	889	99,461
Preferred Bank	20	677
Prosperity Bancshares, Inc.	196	10,802
Regions Financial Corp.	1,980	26,334
Renasant Corp.	100	2,851
S&T Bancorp, Inc.	56	1,108
Seacoast Banking Corp. of Florida*	60	1,289
ServisFirst Bancshares, Inc.	80	2,952
Signature Bank	110	8,881
Simmons First National Corp. (Class A Stock)	150	2,548
Southside Bancshares, Inc.	61	1,645
Sterling Bancorp	315	4,215
SVB Financial Group*	114	33,140
Synovus Financial Corp.	300	7,800
TCF Financial Corp.	321	8,734
Texas Capital Bancshares, Inc.*	120	5,400
Tompkins Financial Corp.	20	1,120
Triumph Bancorp, Inc.*	30	1,264

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Truist Financial Corp.	2,815	$118,568
Trustmark Corp.	90	2,105
U.S. Bancorp	2,844	110,774
UMB Financial Corp.	86	5,235
Umpqua Holdings Corp.	450	5,652
United Bankshares, Inc.	272	7,135
United Community Banks, Inc.	180	3,769
Valley National Bancorp	768	5,868
Veritex Holdings, Inc.	49	967
Webster Financial Corp.	190	6,120
Wells Fargo & Co.	8,591	184,277
Westamerica BanCorp	70	3,666
Wintrust Financial Corp.	130	6,400
Zions Bancorp NA	344	11,101
		2,264,744
Beverages 1.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	20,784
Brown-Forman Corp. (Class B Stock)	377	26,281
Coca-Cola Co. (The)	8,070	387,844
Coca-Cola Consolidated, Inc.	12	2,747
Constellation Brands, Inc. (Class A Stock)	358	59,152
MGP Ingredients, Inc.	17	714
Molson Coors Beverage Co. (Class B Stock)	380	13,399
Monster Beverage Corp.*	768	58,806
National Beverage Corp.*	20	1,566
PepsiCo, Inc.	2,891	385,341
		956,634
Biotechnology 1.8%
AbbVie, Inc.	3,684	313,508
Alexion Pharmaceuticals, Inc.*	454	52,274
Amgen, Inc.	1,222	265,101
Anika Therapeutics, Inc.*	22	718
Arrowhead Pharmaceuticals, Inc.*	210	12,033
Biogen, Inc.*	332	83,687
Coherus Biosciences, Inc.*	100	1,667
Cytokinetics, Inc.*	120	1,844
Eagle Pharmaceuticals, Inc.*	18	837
Emergent BioSolutions, Inc.*	100	8,997

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Enanta Pharmaceuticals, Inc.*	26	$1,134
Exelixis, Inc.*	590	12,083
Gilead Sciences, Inc.	2,624	152,586
Incyte Corp.*	400	34,656
Ligand Pharmaceuticals, Inc.*	31	2,556
Myriad Genetics, Inc.*	90	1,119
Regeneron Pharmaceuticals, Inc.*	221	120,127
REGENXBIO, Inc.*	50	1,438
Spectrum Pharmaceuticals, Inc.*	95	326
United Therapeutics Corp.*	100	13,423
Vanda Pharmaceuticals, Inc.*	70	748
Vertex Pharmaceuticals, Inc.*	550	114,598
Xencor, Inc.*	120	4,606
		1,200,066
Building Products 0.6%
A.O. Smith Corp.	290	14,990
AAON, Inc.	83	4,848
Allegion PLC	196	19,306
American Woodmark Corp.*	40	3,304
Apogee Enterprises, Inc.	36	860
Builders FirstSource, Inc.*	220	6,666
Carrier Global Corp.	1,700	56,763
Fortune Brands Home & Security, Inc.	300	24,261
Gibraltar Industries, Inc.*	59	3,390
Griffon Corp.	35	750
Insteel Industries, Inc.	10	218
Johnson Controls International PLC	1,560	65,848
Lennox International, Inc.	77	20,918
Masco Corp.	540	28,944
Owens Corning	240	15,713
Patrick Industries, Inc.	60	3,345
PGT Innovations, Inc.*	50	829
Quanex Building Products Corp.	30	546
Resideo Technologies, Inc.*	182	1,835
Simpson Manufacturing Co., Inc.	100	8,872
Trane Technologies PLC	506	67,171
Trex Co., Inc.*	258	17,941
UFP Industries, Inc.	120	5,989
		373,307

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.4%
Affiliated Managers Group, Inc.	113	$8,517
Ameriprise Financial, Inc.	256	41,172
Bank of New York Mellon Corp. (The)	1,698	58,343
BlackRock, Inc.	296	177,366
Blucora, Inc.*	60	597
Brightsphere Investment Group, Inc.	80	1,104
Cboe Global Markets, Inc.	226	18,371
Charles Schwab Corp. (The)	3,098	127,359
CME Group, Inc.	749	112,889
Donnelley Financial Solutions, Inc.*	20	253
Eaton Vance Corp.	240	14,350
Evercore, Inc. (Class A Stock)	90	7,159
FactSet Research Systems, Inc.	82	25,133
Federated Hermes, Inc.	130	3,107
Franklin Resources, Inc.	530	9,937
Goldman Sachs Group, Inc. (The)	723	136,676
Greenhill & Co., Inc.	20	259
Interactive Brokers Group, Inc. (Class A Stock)	185	8,800
Intercontinental Exchange, Inc.	1,174	110,826
Invesco Ltd.	760	9,964
Janus Henderson Group PLC (United Kingdom)	308	7,484
MarketAxess Holdings, Inc.	81	43,647
Moody’s Corp.	343	90,175
Morgan Stanley	2,984	143,679
MSCI, Inc.	179	62,621
Nasdaq, Inc.	238	28,796
Northern Trust Corp.	445	34,830
Piper Sandler Cos.	26	2,170
Raymond James Financial, Inc.	266	20,333
S&P Global, Inc.	506	163,301
SEI Investments Co.	240	11,796
State Street Corp.	750	44,175
Stifel Financial Corp.	150	8,769
StoneX Group, Inc.*	50	2,649
T. Rowe Price Group, Inc.	490	62,063
Virtus Investment Partners, Inc.	14	2,234
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,228
WisdomTree Investments, Inc.	90	328
		1,602,460

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.8%
AdvanSix, Inc.*	24	$365
Air Products & Chemicals, Inc.	470	129,833
Albemarle Corp.	231	21,531
American Vanguard Corp.	30	388
Ashland Global Holdings, Inc.	132	9,210
Avient Corp.	197	6,121
Balchem Corp.	70	6,996
Cabot Corp.	130	4,941
Celanese Corp.	250	28,377
CF Industries Holdings, Inc.	420	11,596
Chemours Co. (The)	328	6,606
Corteva, Inc.	1,531	50,492
Dow, Inc.	1,551	70,555
DuPont de Nemours, Inc.	1,531	87,083
Eastman Chemical Co.	290	23,444
Ecolab, Inc.	518	95,100
Ferro Corp.*	100	1,286
FMC Corp.	275	28,253
FutureFuel Corp.	30	357
GCP Applied Technologies, Inc.*	80	1,745
Hawkins, Inc.	10	467
HB Fuller Co.	110	4,977
Ingevity Corp.*	92	5,049
Innospec, Inc.	56	3,704
International Flavors & Fragrances, Inc.	233	23,920
Koppers Holdings, Inc.*	20	449
Kraton Corp.*	52	1,472
Linde PLC (United Kingdom)	1,098	241,933
Livent Corp.*	191	2,053
LyondellBasell Industries NV (Class A Stock)	530	36,278
Minerals Technologies, Inc.	84	4,594
Mosaic Co. (The)	670	12,395
NewMarket Corp.	15	5,365
Olin Corp.	240	3,972
PPG Industries, Inc.	503	65,249
Quaker Chemical Corp.	30	5,724
Rayonier Advanced Materials, Inc.*	60	206
RPM International, Inc.	280	23,708
Scotts Miracle-Gro Co. (The)	90	13,504
Sensient Technologies Corp.	100	6,543
Sherwin-Williams Co. (The)	171	117,645
Stepan Co.	48	5,589

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Tredegar Corp.	20	$292
Trinseo SA	60	1,909
Valvoline, Inc.	362	7,121
		1,178,397
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	150	5,208
Brady Corp. (Class A Stock)	110	4,149
Brink’s Co. (The)	100	4,283
Cintas Corp.	186	58,506
Clean Harbors, Inc.*	115	6,092
Copart, Inc.*	440	48,558
Deluxe Corp.	70	1,501
Harsco Corp.*	90	1,161
Healthcare Services Group, Inc.	100	2,288
Herman Miller, Inc.	96	2,925
HNI Corp.	100	3,255
IAA, Inc.*	290	16,411
Interface, Inc.	60	368
KAR Auction Services, Inc.	210	3,058
Matthews International Corp. (Class A Stock)	40	873
MSA Safety, Inc.	83	10,949
Pitney Bowes, Inc.	210	1,115
Republic Services, Inc.	450	39,677
Rollins, Inc.	320	18,512
RR Donnelley & Sons Co.	30	35
Stericycle, Inc.*	196	12,211
Team, Inc.*	20	107
Tetra Tech, Inc.	120	12,109
UniFirst Corp.	40	6,552
US Ecology, Inc.	80	2,442
Viad Corp.	30	600
Waste Management, Inc.	817	88,163
		351,108
Communications Equipment 0.7%
ADTRAN, Inc.	20	214
Applied Optoelectronics, Inc.*	20	176
Arista Networks, Inc.*	116	24,232
CalAmp Corp.*	30	212

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
Ciena Corp.*	316	$12,447
Cisco Systems, Inc.	8,836	317,213
Comtech Telecommunications Corp.	32	461
Digi International, Inc.*	30	442
Extreme Networks, Inc.*	120	487
F5 Networks, Inc.*	128	17,016
Harmonic, Inc.*	50	297
InterDigital, Inc.	60	3,359
Juniper Networks, Inc.	640	12,621
Lumentum Holdings, Inc.*	170	14,057
Motorola Solutions, Inc.	353	55,795
NETGEAR, Inc.*	50	1,541
NetScout Systems, Inc.*	100	2,052
Plantronics, Inc.	52	1,015
ViaSat, Inc.*	135	4,577
Viavi Solutions, Inc.*	360	4,446
		472,660
Construction & Engineering 0.1%
AECOM*	324	14,528
Aegion Corp.*	20	282
Arcosa, Inc.	113	5,217
Comfort Systems USA, Inc.	87	3,985
Dycom Industries, Inc.*	78	5,065
EMCOR Group, Inc.	120	8,183
Fluor Corp.	200	2,270
Granite Construction, Inc.	60	1,159
Jacobs Engineering Group, Inc.	280	26,600
MasTec, Inc.*	110	5,460
MYR Group, Inc.*	20	855
Quanta Services, Inc.	290	18,105
Valmont Industries, Inc.	55	7,807
		99,516
Construction Materials 0.1%
Eagle Materials, Inc.	93	7,928
Martin Marietta Materials, Inc.	135	35,958
U.S. Concrete, Inc.*	20	679
Vulcan Materials Co.	286	41,424
		85,989

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.5%
American Express Co.	1,376	$125,546
Capital One Financial Corp.	965	70,522
Discover Financial Services	654	42,517
Encore Capital Group, Inc.*	50	1,596
Enova International, Inc.*	50	768
EZCORP, Inc. (Class A Stock)*	40	178
FirstCash, Inc.	82	4,267
Green Dot Corp. (Class A Stock)*	110	5,865
LendingTree, Inc.*	19	6,148
Navient Corp.	270	2,163
PRA Group, Inc.*	100	3,413
SLM Corp.	620	5,698
Synchrony Financial	1,100	27,522
World Acceptance Corp.*	10	840
		297,043
Containers & Packaging 0.4%
Amcor PLC	3,265	34,054
AptarGroup, Inc.	150	17,113
Avery Dennison Corp.	190	26,294
Ball Corp.	690	61,410
Greif, Inc. (Class A Stock)	40	1,624
International Paper Co.	810	35,437
Myers Industries, Inc.	35	502
O-I Glass, Inc.	230	2,169
Packaging Corp. of America	198	22,669
Sealed Air Corp.	310	12,273
Silgan Holdings, Inc.	160	5,512
Sonoco Products Co.	200	9,778
Westrock Co.	540	20,277
		249,112
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	1,641
Genuine Parts Co.	302	27,310
LKQ Corp.*	590	18,874
Pool Corp.	87	30,435
		78,260

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	90	$2,110
American Public Education, Inc.*	20	565
Graham Holdings Co. (Class B Stock)	12	4,564
Grand Canyon Education, Inc.*	100	7,837
H&R Block, Inc.	400	6,904
Perdoceo Education Corp.*	90	1,016
Regis Corp.*	30	166
Service Corp. International	360	16,672
Strategic Education, Inc.	49	4,070
WW International, Inc.*	70	1,481
		45,385
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	4,141	836,068
Jefferies Financial Group, Inc.	446	8,701
		844,769
Diversified Telecommunication Services 1.4%
AT&T, Inc.	14,862	401,571
ATN International, Inc.	20	894
CenturyLink, Inc.	1,918	16,533
Cincinnati Bell, Inc.*	40	602
Cogent Communications Holdings, Inc.	90	5,022
Consolidated Communications Holdings, Inc.*	60	280
Iridium Communications, Inc.*	250	6,603
Verizon Communications, Inc.	8,634	492,052
Vonage Holdings Corp.*	480	5,078
		928,635
Electric Utilities 1.8%
ALLETE, Inc.	100	5,158
Alliant Energy Corp.	520	28,746
American Electric Power Co., Inc.	1,036	93,168
Duke Energy Corp.	1,548	142,586
Edison International	800	44,832
Entergy Corp.	420	42,512
Evergy, Inc.	471	25,999
Eversource Energy	718	62,660
Exelon Corp.	2,032	81,057

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.	1,110	$32,989
Hawaiian Electric Industries, Inc.	240	7,930
IDACORP, Inc.	120	10,528
NextEra Energy, Inc.	4,080	298,697
NRG Energy, Inc.	520	16,442
OGE Energy Corp.	403	12,400
Pinnacle West Capital Corp.	242	19,740
PNM Resources, Inc.	180	9,000
PPL Corp.	1,574	43,285
Southern Co. (The)	2,216	127,309
Xcel Energy, Inc.	1,110	77,733
		1,182,771
Electrical Equipment 0.6%
Acuity Brands, Inc.	93	8,290
AMETEK, Inc.	490	48,118
AZZ, Inc.	30	1,008
Eaton Corp. PLC	838	86,976
Emerson Electric Co.	1,250	80,987
Encore Wire Corp.	42	1,941
EnerSys	95	6,802
Generac Holdings, Inc.*	140	29,421
Hubbell, Inc.	116	16,879
nVent Electric PLC	340	6,137
Powell Industries, Inc.	10	236
Regal Beloit Corp.	90	8,879
Rockwell Automation, Inc.	250	59,280
Sunrun, Inc.*	340	17,687
Vicor Corp.*	50	3,900
		376,541
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	632	71,315
Arlo Technologies, Inc.*	99	442
Arrow Electronics, Inc.*	170	13,241
Avnet, Inc.	180	4,441
Badger Meter, Inc.	60	4,400
Bel Fuse, Inc. (Class B Stock)	20	234
Belden, Inc.	60	1,853
Benchmark Electronics, Inc.	50	1,042

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
CDW Corp.	300	$36,780
Cognex Corp.	370	24,383
Coherent, Inc.*	60	7,508
Corning, Inc.	1,600	51,152
CTS Corp.	40	1,106
Daktronics, Inc.	50	195
ePlus, Inc.*	36	2,430
Fabrinet (Thailand)*	90	5,402
FARO Technologies, Inc.*	40	2,410
FLIR Systems, Inc.	260	9,019
II-VI, Inc.*	227	10,322
Insight Enterprises, Inc.*	90	4,801
IPG Photonics Corp.*	82	15,249
Itron, Inc.*	100	6,795
Jabil, Inc.	250	8,285
Keysight Technologies, Inc.*	405	42,472
Knowles Corp.*	130	1,853
Littelfuse, Inc.	51	10,095
Methode Electronics, Inc.	66	2,031
MTS Systems Corp.	40	971
National Instruments Corp.	280	8,758
OSI Systems, Inc.*	46	3,549
PC Connection, Inc.	20	911
Plexus Corp.*	57	3,964
Rogers Corp.*	52	6,303
Sanmina Corp.*	110	2,688
ScanSource, Inc.*	40	804
SYNNEX Corp.	91	11,979
TE Connectivity Ltd.	694	67,235
Trimble, Inc.*	520	25,028
TTM Technologies, Inc.*	150	1,781
Vishay Intertechnology, Inc.	220	3,568
Vontier Corp.*	283	8,133
Zebra Technologies Corp. (Class A Stock)*	118	33,470
		518,398
Energy Equipment & Services 0.2%
Archrock, Inc.	110	652
Baker Hughes Co.	1,270	18,758
Bristow Group, Inc.*	10	208
ChampionX Corp.*	306	2,671

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Core Laboratories NV	65	$939
DMC Global, Inc.	20	711
Dril-Quip, Inc.*	50	1,295
Exterran Corp.*	18	76
Geospace Technologies Corp.*	20	103
Halliburton Co.	1,704	20,550
Helix Energy Solutions Group, Inc.*	140	347
Helmerich & Payne, Inc.	180	2,677
Matrix Service Co.*	40	304
Nabors Industries Ltd.	8	227
National Oilwell Varco, Inc.	750	6,300
Oceaneering International, Inc.*	120	490
Oil States International, Inc.*	70	174
Patterson-UTI Energy, Inc.	260	666
ProPetro Holding Corp.*	85	336
RPC, Inc.*	90	214
Schlumberger NV	2,893	43,221
SEACOR Holdings, Inc.*	25	766
TechnipFMC PLC (United Kingdom)	660	3,650
US Silica Holdings, Inc.	80	218
		105,553
Entertainment 1.8%
Activision Blizzard, Inc.	1,622	122,834
Cinemark Holdings, Inc.	165	1,351
Electronic Arts, Inc.*	619	74,175
Glu Mobile, Inc.*	190	1,360
Live Nation Entertainment, Inc.*	310	15,128
Marcus Corp. (The)	20	147
Netflix, Inc.*	923	439,108
Take-Two Interactive Software, Inc.*	240	37,181
Walt Disney Co. (The)	3,773	457,476
World Wrestling Entertainment, Inc. (Class A Stock)	80	2,909
		1,151,669
Equity Real Estate Investment Trusts (REITs) 2.8%
Acadia Realty Trust	110	1,026
Agree Realty Corp.	110	6,828
Alexander & Baldwin, Inc.	82	1,054
Alexandria Real Estate Equities, Inc.	248	37,577

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Assets Trust, Inc.	70	$1,465
American Campus Communities, Inc.	280	10,489
American Tower Corp.	933	214,263
Apartment Investment & Management Co. (Class A Stock)	289	9,219
Armada Hoffler Properties, Inc.	35	315
AvalonBay Communities, Inc.	309	42,991
Boston Properties, Inc.	304	22,013
Brandywine Realty Trust	300	2,628
Brixmor Property Group, Inc.	480	5,261
Camden Property Trust	216	19,924
CareTrust REIT, Inc.	130	2,223
Chatham Lodging Trust	25	184
Community Healthcare Trust, Inc.	60	2,778
CoreCivic, Inc.	140	897
CoreSite Realty Corp.	91	10,862
Corporate Office Properties Trust	180	4,037
Cousins Properties, Inc.	295	7,517
Crown Castle International Corp.	876	136,831
CyrusOne, Inc.	260	18,473
DiamondRock Hospitality Co.	250	1,235
Digital Realty Trust, Inc.	560	80,808
Diversified Healthcare Trust	310	897
Douglas Emmett, Inc.	330	7,788
Duke Realty Corp.	750	28,493
Easterly Government Properties, Inc.	155	3,240
EastGroup Properties, Inc.	92	12,243
EPR Properties	130	3,099
Equinix, Inc.	188	137,473
Equity Residential	714	33,544
Essential Properties Realty Trust, Inc.	160	2,643
Essex Property Trust, Inc.	142	29,052
Extra Space Storage, Inc.	279	32,350
Federal Realty Investment Trust	143	9,836
First Industrial Realty Trust, Inc.	270	10,749
Four Corners Property Trust, Inc.	150	3,801
Franklin Street Properties Corp.	170	714
GEO Group, Inc. (The)	155	1,373
Getty Realty Corp.	55	1,445
Global Net Lease, Inc.	110	1,565
Healthcare Realty Trust, Inc.	275	7,645
Healthpeak Properties, Inc.	1,100	29,667
Hersha Hospitality Trust	20	98

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Properties, Inc.	220	$6,549
Host Hotels & Resorts, Inc.	1,360	14,253
Hudson Pacific Properties, Inc.	310	5,971
Independence Realty Trust, Inc.	140	1,701
Industrial Logistics Properties Trust	100	1,918
Innovative Industrial Properties, Inc.	53	6,181
Investors Real Estate Trust	20	1,348
Iron Mountain, Inc.	560	14,594
iStar, Inc.	120	1,416
JBG SMITH Properties	200	4,670
Kilroy Realty Corp.	220	10,358
Kimco Realty Corp.	840	8,618
Kite Realty Group Trust	80	829
Lamar Advertising Co. (Class A Stock)	180	11,153
Lexington Realty Trust	540	5,362
Life Storage, Inc.	105	11,986
LTC Properties, Inc.	60	1,981
Macerich Co. (The)	174	1,211
Mack-Cali Realty Corp.	130	1,429
Medical Properties Trust, Inc.	1,020	18,176
Mid-America Apartment Communities, Inc.	254	29,624
National Retail Properties, Inc.	334	10,691
National Storage Affiliates Trust	140	4,745
NexPoint Residential Trust, Inc.	40	1,773
Office Properties Income Trust	63	1,160
Omega Healthcare Investors, Inc.	440	12,676
Park Hotels & Resorts, Inc.	350	3,476
Pebblebrook Hotel Trust	190	2,276
Physicians Realty Trust	420	7,081
PotlatchDeltic Corp.	123	5,111
Prologis, Inc.	1,550	153,760
PS Business Parks, Inc.	56	6,386
Public Storage	317	72,615
Rayonier, Inc.	270	6,853
Realty Income Corp.	726	42,006
Regency Centers Corp.	311	11,068
Retail Opportunity Investments Corp.	150	1,460
Retail Properties of America, Inc. (Class A Stock)	350	1,834
Rexford Industrial Realty, Inc.	240	11,150
RPT Realty	80	391
Sabra Health Care REIT, Inc.	343	4,514
Safehold, Inc.	20	1,376

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Saul Centers, Inc.	10	$248
SBA Communications Corp.	241	69,979
Service Properties Trust	240	1,730
Simon Property Group, Inc.	654	41,078
SITE Centers Corp.	200	1,362
SL Green Realty Corp.	137	5,865
Spirit Realty Capital, Inc.	220	6,611
STORE Capital Corp.	430	11,051
Summit Hotel Properties, Inc.	95	502
Tanger Factory Outlet Centers, Inc.	130	805
Taubman Centers, Inc.	140	4,679
UDR, Inc.	625	19,525
Uniti Group, Inc.	250	2,205
Universal Health Realty Income Trust	26	1,390
Urban Edge Properties	150	1,410
Urstadt Biddle Properties, Inc. (Class A Stock)	20	190
Ventas, Inc.	766	30,234
Vornado Realty Trust	310	9,526
Washington Prime Group, Inc.	130	76
Washington Real Estate Investment Trust	130	2,272
Weingarten Realty Investors	180	2,855
Welltower, Inc.	868	46,672
Weyerhaeuser Co.	1,530	41,754
Whitestone	30	179
Xenia Hotels & Resorts, Inc.	160	1,318
		1,823,859
Food & Staples Retailing 1.4%
Andersons, Inc. (The)	33	716
BJ’s Wholesale Club Holdings, Inc.*	280	10,721
Casey’s General Stores, Inc.	80	13,486
Chefs’ Warehouse, Inc. (The)*	30	406
Costco Wholesale Corp.	924	330,441
Grocery Outlet Holding Corp.*	180	7,924
Kroger Co. (The)	1,612	51,922
PriceSmart, Inc.	60	4,140
SpartanNash Co.	20	368
Sprouts Farmers Market, Inc.*	240	4,572
Sysco Corp.	1,072	59,292
United Natural Foods, Inc.*	50	728

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	1,514	$51,537
Walmart, Inc.	2,901	402,514
		938,767
Food Products 1.1%
Archer-Daniels-Midland Co.	1,180	54,563
B&G Foods, Inc.	96	2,550
Calavo Growers, Inc.	30	2,014
Cal-Maine Foods, Inc.*	93	3,567
Campbell Soup Co.	410	19,135
Conagra Brands, Inc.	996	34,950
Darling Ingredients, Inc.*	350	15,050
Flowers Foods, Inc.	380	8,960
Fresh Del Monte Produce, Inc.	50	1,077
General Mills, Inc.	1,270	75,082
Hain Celestial Group, Inc. (The)*	160	4,920
Hershey Co. (The)	315	43,300
Hormel Foods Corp.	580	28,240
Ingredion, Inc.	148	10,492
J & J Snack Foods Corp.	34	4,609
J.M. Smucker Co. (The)	252	28,274
John B. Sanfilippo & Son, Inc.	30	2,183
Kellogg Co.	520	32,703
Kraft Heinz Co. (The)	1,358	41,541
Lamb Weston Holdings, Inc.	320	20,304
Lancaster Colony Corp.	45	7,476
McCormick & Co., Inc.	260	46,933
Mondelez International, Inc. (Class A Stock)	2,986	158,616
Pilgrim’s Pride Corp.*	80	1,339
Post Holdings, Inc.*	140	12,026
Sanderson Farms, Inc.	55	7,038
Seneca Foods Corp. (Class A Stock)*	16	590
Tootsie Roll Industries, Inc.	20	598
TreeHouse Foods, Inc.*	98	3,806
Tyson Foods, Inc. (Class A Stock)	632	36,169
		708,105
Gas Utilities 0.1%
Atmos Energy Corp.	266	24,384
Chesapeake Utilities Corp.	30	2,916

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities (cont’d.)
National Fuel Gas Co.	180	$7,193
New Jersey Resources Corp.	170	4,960
Northwest Natural Holding Co.	56	2,489
ONE Gas, Inc.	106	7,318
South Jersey Industries, Inc.	130	2,505
Southwest Gas Holdings, Inc.	126	8,281
Spire, Inc.	116	6,501
UGI Corp.	400	12,936
		79,483
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	3,698	388,697
ABIOMED, Inc.*	102	25,692
Align Technology, Inc.*	153	65,190
AngioDynamics, Inc.*	30	310
Avanos Medical, Inc.*	70	2,475
Baxter International, Inc.	1,060	82,224
Becton, Dickinson & Co.	612	141,452
Boston Scientific Corp.*	2,970	101,782
Cantel Medical Corp.	90	4,306
Cardiovascular Systems, Inc.*	100	3,565
CONMED Corp.	70	5,458
Cooper Cos., Inc. (The)	105	33,500
CryoLife, Inc.*	30	503
Cutera, Inc.*	10	189
Danaher Corp.	1,317	302,304
Dentsply Sirona, Inc.	470	22,179
DexCom, Inc.*	200	63,916
Edwards Lifesciences Corp.*	1,314	94,201
Glaukos Corp.*	110	6,151
Globus Medical, Inc. (Class A Stock)*	162	8,443
Haemonetics Corp.*	110	11,120
Heska Corp.*	27	3,168
Hill-Rom Holdings, Inc.	150	13,661
Hologic, Inc.*	560	38,539
ICU Medical, Inc.*	40	7,112
IDEXX Laboratories, Inc.*	178	75,618
Inogen, Inc.*	26	759
Integer Holdings Corp.*	60	3,507
Integra LifeSciences Holdings Corp.*	155	6,836
Intuitive Surgical, Inc.*	248	165,436

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Invacare Corp.	40	$324
Lantheus Holdings, Inc.*	40	434
LeMaitre Vascular, Inc.	17	552
LivaNova PLC*	95	4,782
Masimo Corp.*	107	23,949
Medtronic PLC	2,806	282,199
Meridian Bioscience, Inc.*	44	755
Merit Medical Systems, Inc.*	116	5,806
Mesa Laboratories, Inc.	10	2,614
Natus Medical, Inc.*	40	728
Neogen Corp.*	113	7,881
NuVasive, Inc.*	115	5,109
OraSure Technologies, Inc.*	135	2,017
Orthofix Medical, Inc.*	30	938
Penumbra, Inc.*	75	19,577
Quidel Corp.*	80	21,463
ResMed, Inc.	306	58,734
STERIS PLC	183	32,426
Stryker Corp.	682	137,771
Surmodics, Inc.*	20	735
Tactile Systems Technology, Inc.*	41	1,500
Teleflex, Inc.	97	30,868
Varex Imaging Corp.*	39	523
Varian Medical Systems, Inc.*	190	32,832
West Pharmaceutical Services, Inc.	160	43,531
Zimmer Biomet Holdings, Inc.	430	56,803
Zynex, Inc.*	20	256
		2,453,400
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	185	6,595
Addus HomeCare Corp.*	38	3,708
Amedisys, Inc.*	76	19,684
AmerisourceBergen Corp.	316	30,358
AMN Healthcare Services, Inc.*	110	7,181
Anthem, Inc.	529	144,311
BioTelemetry, Inc.*	59	2,512
Cardinal Health, Inc.	600	27,474
Centene Corp.*	1,214	71,747
Chemed Corp.	33	15,785
Cigna Corp.	774	129,235

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Community Health Systems, Inc.*	60	$374
CorVel Corp.*	14	1,277
Covetrus, Inc.*	202	4,987
Cross Country Healthcare, Inc.*	30	236
CVS Health Corp.	2,743	153,855
DaVita, Inc.*	160	13,800
Encompass Health Corp.	200	12,262
Ensign Group, Inc. (The)	120	7,061
Fulgent Genetics, Inc.*	20	651
Hanger, Inc.*	60	1,048
HCA Healthcare, Inc.	559	69,282
HealthEquity, Inc.*	160	8,238
Henry Schein, Inc.*	308	19,583
Humana, Inc.	280	111,798
Laboratory Corp. of America Holdings*	205	40,953
LHC Group, Inc.*	69	14,942
Magellan Health, Inc.*	44	3,180
McKesson Corp.	351	51,769
MEDNAX, Inc.*	130	1,657
Molina Healthcare, Inc.*	130	24,241
Owens & Minor, Inc.	140	3,517
Patterson Cos., Inc.	144	3,582
Pennant Group, Inc. (The)*	40	1,666
Providence Service Corp. (The)*	36	4,232
Quest Diagnostics, Inc.	284	34,688
R1 RCM, Inc.*	230	4,122
RadNet, Inc.*	60	871
Select Medical Holdings Corp.*	160	3,357
Tenet Healthcare Corp.*	220	5,399
Tivity Health, Inc.*	56	770
UnitedHealth Group, Inc.	1,987	606,313
Universal Health Services, Inc. (Class B Stock)	160	17,528
US Physical Therapy, Inc.	40	3,173
		1,689,002
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,318
Cerner Corp.	650	45,558
Computer Programs & Systems, Inc.	20	558
HealthStream, Inc.*	20	366
HMS Holdings Corp.*	190	5,058

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	30	$408
Omnicell, Inc.*	86	7,443
Simulations Plus, Inc.	30	1,945
Tabula Rasa HealthCare, Inc.*	40	1,382
		65,036
Hotels, Restaurants & Leisure 1.7%
BJ’s Restaurants, Inc.	30	846
Bloomin’ Brands, Inc.	130	1,817
Boyd Gaming Corp.	162	5,139
Brinker International, Inc.	110	4,789
Caesars Entertainment, Inc.*	420	18,824
Carnival Corp.	1,040	14,258
Cheesecake Factory, Inc. (The)	70	2,080
Chipotle Mexican Grill, Inc.*	59	70,887
Choice Hotels International, Inc.	70	6,115
Churchill Downs, Inc.	77	11,485
Chuy’s Holdings, Inc.*	20	420
Cracker Barrel Old Country Store, Inc.	62	7,057
Darden Restaurants, Inc.	270	24,818
Dave & Buster’s Entertainment, Inc.	50	858
Dine Brands Global, Inc.	30	1,544
Domino’s Pizza, Inc.	83	31,401
Dunkin’ Brands Group, Inc.	172	17,150
El Pollo Loco Holdings, Inc.*	31	438
Fiesta Restaurant Group, Inc.*	30	259
Hilton Worldwide Holdings, Inc.	593	52,071
Jack in the Box, Inc.	50	4,003
Las Vegas Sands Corp.	690	33,161
Marriott International, Inc. (Class A Stock)	565	52,477
Marriott Vacations Worldwide Corp.	86	8,308
McDonald’s Corp.	1,558	331,854
MGM Resorts International	822	16,909
Monarch Casino & Resort, Inc.*	20	868
Norwegian Cruise Line Holdings Ltd.*	556	9,246
Papa John’s International, Inc.	76	5,822
Penn National Gaming, Inc.*	290	15,654
Red Robin Gourmet Burgers, Inc.*	10	120
Royal Caribbean Cruises Ltd.	360	20,311
Ruth’s Hospitality Group, Inc.	30	335
Scientific Games Corp.*	130	4,144

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Shake Shack, Inc. (Class A Stock)*	78	$5,267
Six Flags Entertainment Corp.	130	2,811
Starbucks Corp.	2,439	212,096
Texas Roadhouse, Inc.	150	10,505
Wendy’s Co. (The)	340	7,429
Wingstop, Inc.	68	7,910
Wyndham Destinations, Inc.	190	6,200
Wyndham Hotels & Resorts, Inc.	200	9,302
Wynn Resorts Ltd.	208	15,065
Yum! Brands, Inc.	627	58,518
		1,110,571
Household Durables 0.5%
Cavco Industries, Inc.*	24	4,131
Century Communities, Inc.*	40	1,554
D.R. Horton, Inc.	690	46,099
Ethan Allen Interiors, Inc.	20	321
Garmin Ltd.	326	33,910
Helen of Troy Ltd.*	60	11,376
Installed Building Products, Inc.*	48	4,346
iRobot Corp.*	65	5,173
KB Home	190	6,127
La-Z-Boy, Inc.	80	2,738
Leggett & Platt, Inc.	260	10,850
Lennar Corp. (Class A Stock)	592	41,576
LGI Homes, Inc.*	52	5,558
M/I Homes, Inc.*	46	1,882
MDC Holdings, Inc.	87	3,786
Meritage Homes Corp.*	90	7,838
Mohawk Industries, Inc.*	127	13,105
Newell Brands, Inc.	736	12,998
NVR, Inc.*	8	31,625
PulteGroup, Inc.	540	22,010
Taylor Morrison Home Corp.*	260	5,616
Tempur Sealy International, Inc.*	110	9,790
Toll Brothers, Inc.	240	10,147
TopBuild Corp.*	72	11,031
TRI Pointe Group, Inc.*	185	3,040
Tupperware Brands Corp.*	80	2,538

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*	30	$1,112
Whirlpool Corp.	136	25,155
		335,432
Household Products 1.6%
Central Garden & Pet Co.*	20	779
Central Garden & Pet Co. (Class A Stock)*	88	3,114
Church & Dwight Co., Inc.	517	45,698
Clorox Co. (The)	272	56,372
Colgate-Palmolive Co.	1,800	142,002
Energizer Holdings, Inc.	106	4,171
Kimberly-Clark Corp.	712	94,404
Procter & Gamble Co. (The)	5,196	712,372
WD-40 Co.	33	8,031
		1,066,943
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	1,370	26,715
Industrial Conglomerates 1.0%
3M Co.	1,202	192,272
Carlisle Cos., Inc.	115	14,245
General Electric Co.	18,090	134,228
Honeywell International, Inc.	1,466	241,816
Raven Industries, Inc.	40	877
Roper Technologies, Inc.	221	82,066
		665,504
Insurance 1.9%
Aflac, Inc.	1,388	47,123
Alleghany Corp.	32	17,502
Allstate Corp. (The)	650	57,687
Ambac Financial Group, Inc.*	55	675
American Equity Investment Life Holding Co.	190	4,716
American Financial Group, Inc.	158	11,841
American International Group, Inc.	1,810	56,997
AMERISAFE, Inc.	34	2,005
Aon PLC (Class A Stock)	492	90,533
Arthur J. Gallagher & Co.	410	42,521

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Assurant, Inc.	130	$16,168
Assured Guaranty Ltd.	180	4,595
Brighthouse Financial, Inc.*	180	5,958
Brown & Brown, Inc.	500	21,755
Chubb Ltd.	949	123,285
Cincinnati Financial Corp.	314	22,212
CNO Financial Group, Inc.	220	3,905
eHealth, Inc.*	60	4,027
Employers Holdings, Inc.	36	1,152
Everest Re Group Ltd.	86	16,949
First American Financial Corp.	240	10,702
Genworth Financial, Inc. (Class A Stock)*	800	3,144
Globe Life, Inc.	217	17,597
Hanover Insurance Group, Inc. (The)	88	8,418
Hartford Financial Services Group, Inc. (The)	750	28,890
HCI Group, Inc.	14	658
Horace Mann Educators Corp.	100	3,391
James River Group Holdings Ltd.	75	3,505
Kemper Corp.	131	8,077
Kinsale Capital Group, Inc.	50	9,373
Lincoln National Corp.	380	13,338
Loews Corp.	466	16,161
Marsh & McLennan Cos., Inc.	1,068	110,495
Mercury General Corp.	40	1,628
MetLife, Inc.	1,590	60,181
Old Republic International Corp.	550	8,954
Palomar Holdings, Inc.*	50	4,459
Primerica, Inc.	90	9,922
Principal Financial Group, Inc.	530	20,787
ProAssurance Corp.	90	1,389
Progressive Corp. (The)	1,218	111,934
Prudential Financial, Inc.(g)	830	53,137
Reinsurance Group of America, Inc.	142	14,345
RenaissanceRe Holdings Ltd. (Bermuda)	109	17,627
RLI Corp.	80	6,936
Safety Insurance Group, Inc.	28	1,960
Selective Insurance Group, Inc.	130	6,768
Stewart Information Services Corp.	63	2,671
Third Point Reinsurance Ltd. (Bermuda)*	80	622
Travelers Cos., Inc. (The)	538	64,942
Trupanion, Inc.*	60	4,292
United Fire Group, Inc.	35	719

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
United Insurance Holdings Corp.	30	$132
Universal Insurance Holdings, Inc.	50	624
Unum Group	405	7,152
W.R. Berkley Corp.	293	17,615
Willis Towers Watson PLC	276	50,364
		1,254,515
Interactive Media & Services 5.2%
Alphabet, Inc. (Class A Stock)*	628	1,014,917
Alphabet, Inc. (Class C Stock)*	613	993,679
Facebook, Inc. (Class A Stock)*	5,019	1,320,549
QuinStreet, Inc.*	70	1,120
TripAdvisor, Inc.	150	2,867
Twitter, Inc.*	1,650	68,244
Yelp, Inc.*	110	2,164
		3,403,540
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.*	889	2,699,137
Booking Holdings, Inc.*	86	139,535
eBay, Inc.	1,380	65,729
Etsy, Inc.*	260	31,613
Expedia Group, Inc.	291	27,398
Grubhub, Inc.*	200	14,792
Liquidity Services, Inc.*	50	427
PetMed Express, Inc.	20	592
Shutterstock, Inc.	50	3,273
Stamps.com, Inc.*	43	9,599
		2,992,095
IT Services 4.7%
Accenture PLC (Class A Stock)	1,328	288,056
Akamai Technologies, Inc.*	340	32,341
Alliance Data Systems Corp.	115	5,927
Automatic Data Processing, Inc.	902	142,480
Broadridge Financial Solutions, Inc.	248	34,125
CACI International, Inc. (Class A Stock)*	56	11,678
Cardtronics PLC (Class A Stock)*	44	784
Cognizant Technology Solutions Corp. (Class A Stock)	1,140	81,419

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
CSG Systems International, Inc.	50	$1,894
DXC Technology Co.	513	9,449
EVERTEC, Inc. (Puerto Rico)	100	3,328
ExlService Holdings, Inc.*	84	6,362
Fidelity National Information Services, Inc.	1,305	162,590
Fiserv, Inc.*	1,170	111,700
FleetCor Technologies, Inc.*	179	39,543
Gartner, Inc.*	190	22,819
Global Payments, Inc.	632	99,692
International Business Machines Corp.	1,855	207,129
Jack Henry & Associates, Inc.	160	23,720
KBR, Inc.	290	6,464
Leidos Holdings, Inc.	290	24,070
LiveRamp Holdings, Inc.*	140	9,253
ManTech International Corp. (Class A Stock)	56	3,633
Mastercard, Inc. (Class A Stock)	1,846	532,829
MAXIMUS, Inc.	120	8,110
NIC, Inc.	70	1,569
Paychex, Inc.	674	55,436
PayPal Holdings, Inc.*	2,452	456,391
Perficient, Inc.*	60	2,350
Perspecta, Inc.	221	3,963
Sabre Corp.	465	3,032
Science Applications International Corp.	119	9,088
Sykes Enterprises, Inc.*	80	2,739
TTEC Holdings, Inc.	40	2,191
Unisys Corp.*	60	788
VeriSign, Inc.*	211	40,238
Virtusa Corp.*	70	3,521
Visa, Inc. (Class A Stock)	3,519	639,437
Western Union Co. (The)	790	15,358
WEX, Inc.*	93	11,769
		3,117,265
Leisure Products 0.1%
Brunswick Corp.	170	10,831
Callaway Golf Co.	190	2,943
Hasbro, Inc.	270	22,334
Mattel, Inc.*	710	9,777
Polaris, Inc.	132	11,994
Sturm Ruger & Co., Inc.	34	2,273

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*	90	$1,779
YETI Holdings, Inc.*	150	7,422
		69,353
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	640	65,338
Bio-Rad Laboratories, Inc. (Class A Stock)*	45	26,389
Bio-Techne Corp.	87	21,960
Charles River Laboratories International, Inc.*	110	25,047
Illumina, Inc.*	307	89,859
IQVIA Holdings, Inc.*	405	62,366
Luminex Corp.	83	1,829
Medpace Holdings, Inc.*	60	6,656
Mettler-Toledo International, Inc.*	50	49,896
NeoGenomics, Inc.*	230	9,023
PerkinElmer, Inc.	248	32,128
PRA Health Sciences, Inc.*	142	13,836
Repligen Corp.*	110	18,323
Syneos Health, Inc.*	140	7,431
Thermo Fisher Scientific, Inc.	827	391,270
Waters Corp.*	133	29,635
		850,986
Machinery 1.9%
AGCO Corp.	140	10,784
Alamo Group, Inc.	24	2,888
Albany International Corp. (Class A Stock)	80	4,075
Astec Industries, Inc.	50	2,540
Barnes Group, Inc.	90	3,303
Caterpillar, Inc.	1,130	177,467
Chart Industries, Inc.*	88	7,432
CIRCOR International, Inc.*	46	1,283
Colfax Corp.*	200	5,438
Crane Co.	114	5,786
Cummins, Inc.	316	69,485
Deere & Co.	659	148,875
Donaldson Co., Inc.	250	11,875
Dover Corp.	302	33,434
Enerpac Tool Group Corp.	70	1,248
EnPro Industries, Inc.	60	3,541

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
ESCO Technologies, Inc.	60	$5,021
Federal Signal Corp.	100	2,868
Flowserve Corp.	270	7,862
Fortive Corp.	708	43,613
Franklin Electric Co., Inc.	93	5,555
Graco, Inc.	356	22,036
Greenbrier Cos., Inc. (The)	40	1,079
Hillenbrand, Inc.	164	4,797
IDEX Corp.	166	28,285
Illinois Tool Works, Inc.	605	118,507
Ingersoll Rand, Inc.*	767	26,799
ITT, Inc.	190	11,497
John Bean Technologies Corp.	70	5,878
Kennametal, Inc.	170	5,270
Lincoln Electric Holdings, Inc.	134	13,644
Lindsay Corp.	25	2,633
Lydall, Inc.*	10	198
Meritor, Inc.*	110	2,677
Middleby Corp. (The)*	120	11,945
Mueller Industries, Inc.	90	2,604
Nordson Corp.	120	23,212
Oshkosh Corp.	148	9,969
Otis Worldwide Corp.	865	53,007
PACCAR, Inc.	730	62,327
Parker-Hannifin Corp.	274	57,091
Pentair PLC	340	16,918
Proto Labs, Inc.*	67	7,911
Snap-on, Inc.	115	18,116
SPX Corp.*	110	4,663
SPX FLOW, Inc.*	100	4,235
Standex International Corp.	24	1,490
Stanley Black & Decker, Inc.	334	55,511
Tennant Co.	30	1,789
Terex Corp.	90	2,222
Timken Co. (The)	130	7,761
Titan International, Inc.	42	116
Toro Co. (The)	220	18,062
Trinity Industries, Inc.	140	2,638
Wabash National Corp.	30	428
Watts Water Technologies, Inc. (Class A Stock)	65	7,200
Westinghouse Air Brake Technologies Corp.	364	21,585

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Woodward, Inc.	130	$10,342
Xylem, Inc.	374	32,590
		1,231,405
Marine 0.0%
Kirby Corp.*	112	4,311
Matson, Inc.	100	5,195
		9,506
Media 1.2%
AMC Networks, Inc. (Class A Stock)*	50	1,063
Cable One, Inc.	12	20,782
Charter Communications, Inc. (Class A Stock)*(a)	312	188,392
Comcast Corp. (Class A Stock)	9,516	401,956
Discovery, Inc. (Class A Stock)*	310	6,274
Discovery, Inc. (Class C Stock)*	560	10,259
DISH Network Corp. (Class A Stock)*	500	12,745
EW Scripps Co. (The) (Class A Stock)	50	454
Fox Corp. (Class A Stock)	670	17,768
Fox Corp. (Class B Stock)	330	8,626
Gannett Co., Inc.	105	121
Interpublic Group of Cos., Inc. (The)	750	13,567
John Wiley & Sons, Inc. (Class A Stock)	100	3,096
Meredith Corp.	60	660
New York Times Co. (The) (Class A Stock)	310	12,295
News Corp. (Class A Stock)	750	9,848
News Corp. (Class B Stock)	150	1,953
Omnicom Group, Inc.	450	21,240
Scholastic Corp.	30	593
TechTarget, Inc.*	30	1,314
TEGNA, Inc.	440	5,293
ViacomCBS, Inc. (Class B Stock)	1,141	32,598
		770,897
Metals & Mining 0.4%
Allegheny Technologies, Inc.*	185	1,704
Arconic Corp.*	157	3,413
Carpenter Technology Corp.	80	1,398
Century Aluminum Co.*	40	263

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Cleveland-Cliffs, Inc.	776	$6,425
Commercial Metals Co.	230	4,749
Compass Minerals International, Inc.	60	3,623
Freeport-McMoRan, Inc.	3,000	52,020
Haynes International, Inc.	16	259
Kaiser Aluminum Corp.	26	1,636
Materion Corp.	36	1,843
Newmont Corp.	1,670	104,943
Nucor Corp.	626	29,898
Olympic Steel, Inc.	20	228
Reliance Steel & Aluminum Co.	140	15,259
Royal Gold, Inc.	138	16,396
Steel Dynamics, Inc.	410	12,907
SunCoke Energy, Inc.	40	140
TimkenSteel Corp.*	30	116
United States Steel Corp.	340	3,284
Warrior Met Coal, Inc.	80	1,200
Worthington Industries, Inc.	80	3,937
		265,641
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	230	2,001
ARMOUR Residential REIT, Inc.	50	477
Capstead Mortgage Corp.	40	204
Granite Point Mortgage Trust, Inc.	60	404
Invesco Mortgage Capital, Inc.	271	732
KKR Real Estate Finance Trust, Inc.	40	669
New York Mortgage Trust, Inc.	445	1,130
PennyMac Mortgage Investment Trust	140	2,096
Ready Capital Corp.	52	585
Redwood Trust, Inc.	130	1,105
		9,403
Multiline Retail 0.5%
Big Lots, Inc.	90	4,284
Dollar General Corp.	520	108,529
Dollar Tree, Inc.*	499	45,070
Kohl’s Corp.	320	6,813
Macy’s, Inc.	450	2,794
Nordstrom, Inc.	166	2,008

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	130	$11,322
Target Corp.	1,044	158,918
		339,738
Multi-Utilities 0.9%
Ameren Corp.	520	42,182
Avista Corp.	120	3,986
Black Hills Corp.	120	6,799
CenterPoint Energy, Inc.	1,134	23,961
CMS Energy Corp.	590	37,365
Consolidated Edison, Inc.	712	55,885
Dominion Energy, Inc.	1,763	141,639
DTE Energy Co.	401	49,491
MDU Resources Group, Inc.	390	9,266
NiSource, Inc.	740	16,998
NorthWestern Corp.	120	6,256
Public Service Enterprise Group, Inc.	1,070	62,221
Sempra Energy	610	76,470
WEC Energy Group, Inc.	670	67,369
		599,888
Oil, Gas & Consumable Fuels 1.6%
Antero Midstream Corp.	470	2,693
Apache Corp.	730	6,059
Bonanza Creek Energy, Inc.*	30	531
Cabot Oil & Gas Corp.	780	13,876
Callon Petroleum Co.*	63	329
Chevron Corp.	4,023	279,599
Cimarex Energy Co.	166	4,211
CNX Resources Corp.*	350	3,395
Concho Resources, Inc.	398	16,521
ConocoPhillips	2,202	63,021
CONSOL Energy, Inc.*	55	208
Devon Energy Corp.	750	6,698
Diamondback Energy, Inc.	323	8,385
Dorian LPG Ltd.*	50	410
EOG Resources, Inc.	1,219	41,739
EQT Corp.	530	8,024
Equitrans Midstream Corp.	714	5,184
Exxon Mobil Corp.	8,822	287,774

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Green Plains, Inc.*	20	$302
Gulfport Energy Corp.*	220	56
Hess Corp.	550	20,471
HollyFrontier Corp.	260	4,813
Kinder Morgan, Inc.	4,020	47,838
Laredo Petroleum, Inc.*	8	64
Marathon Oil Corp.	1,530	6,059
Marathon Petroleum Corp.	1,333	39,324
Matador Resources Co.*	145	1,025
Murphy Oil Corp.	210	1,621
Occidental Petroleum Corp.	1,610	14,699
ONEOK, Inc.	910	26,390
Par Pacific Holdings, Inc.*	20	129
PBF Energy, Inc. (Class A Stock)	145	677
PDC Energy, Inc.*	137	1,633
Penn Virginia Corp.*	20	154
Phillips 66	907	42,321
Pioneer Natural Resources Co.	341	27,130
QEP Resources, Inc.	300	270
Range Resources Corp.	510	3,356
Renewable Energy Group, Inc.*	80	4,512
REX American Resources Corp.*	6	436
SM Energy Co.	135	217
Southwestern Energy Co.*	810	2,163
Talos Energy, Inc.*	30	197
Valero Energy Corp.	838	32,355
Williams Cos., Inc. (The)	2,474	47,476
World Fuel Services Corp.	90	1,895
WPX Energy, Inc.*	600	2,766
		1,079,006
Paper & Forest Products 0.0%
Boise Cascade Co.	70	2,687
Clearwater Paper Corp.*	50	1,858
Domtar Corp.	90	2,149
Glatfelter Corp.	20	285
Louisiana-Pacific Corp.	240	6,859
Mercer International, Inc. (Germany)	60	378

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Paper & Forest Products (cont’d.)
Neenah, Inc.	40	$1,505
Schweitzer-Mauduit International, Inc.	60	1,992
		17,713
Personal Products 0.2%
Coty, Inc. (Class A Stock)	420	1,218
Edgewell Personal Care Co.*	80	2,097
Estee Lauder Cos., Inc. (The) (Class A Stock)	474	104,119
Inter Parfums, Inc.	30	1,232
Medifast, Inc.	28	3,934
Nu Skin Enterprises, Inc. (Class A Stock)	97	4,787
USANA Health Sciences, Inc.*	20	1,513
		118,900
Pharmaceuticals 3.5%
AMAG Pharmaceuticals, Inc.*	20	274
Amphastar Pharmaceuticals, Inc.*	20	392
ANI Pharmaceuticals, Inc.*	10	255
Bristol-Myers Squibb Co.	4,706	275,066
Catalent, Inc.*	345	30,281
Corcept Therapeutics, Inc.*	150	2,517
Eli Lilly & Co.	1,658	216,303
Endo International PLC*	260	1,188
Innoviva, Inc.*	70	757
Jazz Pharmaceuticals PLC*	120	17,292
Johnson & Johnson	5,497	753,694
Lannett Co., Inc.*	20	128
Merck & Co., Inc.	5,281	397,184
Mylan NV*	996	14,482
Nektar Therapeutics*	340	5,385
Pacira BioSciences, Inc.*	90	4,707
Perrigo Co. PLC	270	11,845
Pfizer, Inc.	11,598	411,497
Phibro Animal Health Corp. (Class A Stock)	20	329
Prestige Consumer Healthcare, Inc.*	80	2,642
Supernus Pharmaceuticals, Inc.*	70	1,285
Zoetis, Inc.	993	157,440
		2,304,943

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.4%
ASGN, Inc.*	120	$8,002
CoreLogic, Inc.	170	13,078
Equifax, Inc.	258	35,243
Exponent, Inc.	100	6,959
Forrester Research, Inc.*	16	591
FTI Consulting, Inc.*	90	8,861
Heidrick & Struggles International, Inc.	20	457
IHS Markit Ltd.	780	63,078
Insperity, Inc.	70	5,361
Kelly Services, Inc. (Class A Stock)	20	348
Korn Ferry	100	3,019
ManpowerGroup, Inc.	133	9,027
Nielsen Holdings PLC	690	9,322
Resources Connection, Inc.	30	322
Robert Half International, Inc.	230	11,659
TrueBlue, Inc.*	25	388
Verisk Analytics, Inc.	347	61,755
		237,470
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	690	34,776
Jones Lang LaSalle, Inc.	115	12,979
Marcus & Millichap, Inc.*	30	937
RE/MAX Holdings, Inc. (Class A Stock)	20	647
Realogy Holdings Corp.*	160	1,785
St. Joe Co. (The)*	50	1,352
		52,476
Road & Rail 1.0%
ArcBest Corp.	33	1,007
Avis Budget Group, Inc.*	90	3,030
CSX Corp.	1,607	126,857
Heartland Express, Inc.	40	732
J.B. Hunt Transport Services, Inc.	180	21,913
Kansas City Southern	200	35,228
Knight-Swift Transportation Holdings, Inc.	265	10,067
Landstar System, Inc.	90	11,223
Marten Transport Ltd.	49	752
Norfolk Southern Corp.	540	112,925
Old Dominion Freight Line, Inc.	200	38,074

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Ryder System, Inc.	120	$5,911
Saia, Inc.*	60	8,860
Union Pacific Corp.	1,425	252,496
Werner Enterprises, Inc.	103	3,916
		632,991
Semiconductors & Semiconductor Equipment 4.7%
Advanced Energy Industries, Inc.*	86	5,802
Advanced Micro Devices, Inc.*	2,450	184,460
Analog Devices, Inc.	778	92,216
Applied Materials, Inc.	1,906	112,892
Axcelis Technologies, Inc.*	30	662
Broadcom, Inc.	844	295,088
Brooks Automation, Inc.	160	7,472
CEVA, Inc.*	56	2,258
Cirrus Logic, Inc.*	130	8,953
CMC Materials, Inc.	62	8,816
Cohu, Inc.	55	1,195
Cree, Inc.*	223	14,183
Diodes, Inc.*	80	4,626
DSP Group, Inc.*	40	527
Enphase Energy, Inc.*	260	25,503
First Solar, Inc.*	190	16,539
FormFactor, Inc.*	125	3,544
Ichor Holdings Ltd.*	30	698
Intel Corp.	8,881	393,251
KLA Corp.	327	64,478
Kulicke & Soffa Industries, Inc. (Singapore)	130	3,398
Lam Research Corp.	308	105,361
Maxim Integrated Products, Inc.	550	38,308
MaxLinear, Inc.*	140	3,702
Microchip Technology, Inc.	523	54,957
Micron Technology, Inc.*	2,318	116,688
MKS Instruments, Inc.	115	12,465
Monolithic Power Systems, Inc.	95	30,362
NVIDIA Corp.	1,291	647,256
Onto Innovation, Inc.*	84	2,694
PDF Solutions, Inc.*	30	562
Photronics, Inc.*	60	585
Power Integrations, Inc.	126	7,586
Qorvo, Inc.*	244	31,076

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	2,362	$291,376
Rambus, Inc.*	150	2,069
Semtech Corp.*	140	7,685
Silicon Laboratories, Inc.*	90	9,221
Skyworks Solutions, Inc.	350	49,451
SMART Global Holdings, Inc.*	20	528
SolarEdge Technologies, Inc.*	104	26,800
Synaptics, Inc.*	70	5,367
Teradyne, Inc.	344	30,220
Texas Instruments, Inc.	1,921	277,757
Ultra Clean Holdings, Inc.*	35	745
Universal Display Corp.	90	17,848
Veeco Instruments, Inc.*	25	318
Xilinx, Inc.	524	62,194
		3,079,742
Software 8.1%
8x8, Inc.*	140	2,419
ACI Worldwide, Inc.*	230	6,709
Adobe, Inc.*	1,001	447,547
Agilysys, Inc.*	40	1,083
Alarm.com Holdings, Inc.*	90	5,250
ANSYS, Inc.*	182	55,395
Autodesk, Inc.*	462	108,820
Blackbaud, Inc.	112	5,526
Bottomline Technologies DE, Inc.*	90	3,575
Cadence Design Systems, Inc.*	590	64,528
CDK Global, Inc.	240	10,344
Ceridian HCM Holding, Inc.*	280	24,142
Citrix Systems, Inc.	270	30,583
CommVault Systems, Inc.*	108	4,276
Ebix, Inc.	28	506
Fair Isaac Corp.*	63	24,661
Fortinet, Inc.*	290	32,007
Intuit, Inc.	549	172,759
J2 Global, Inc.*	111	7,535
LivePerson, Inc.*	140	7,484
Manhattan Associates, Inc.*	140	11,970
Microsoft Corp.	15,798	3,198,621
MicroStrategy, Inc. (Class A Stock)*	16	2,673
NortonLifeLock, Inc.	1,190	24,478

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
OneSpan, Inc.*	30	$658
Oracle Corp.	4,040	226,685
Paycom Software, Inc.*	105	38,230
Paylocity Holding Corp.*	80	14,842
Progress Software Corp.	78	2,837
PTC, Inc.*	230	19,292
Qualys, Inc.*	78	6,852
Sailpoint Technologies Holdings, Inc.*	200	8,302
salesforce.com, Inc.*	1,905	442,474
ServiceNow, Inc.*	405	201,516
SPS Commerce, Inc.*	76	6,505
Synopsys, Inc.*	320	68,435
Teradata Corp.*	170	3,123
Tyler Technologies, Inc.*	87	33,441
Xperi Holding Corp.	215	2,666
		5,328,749
Specialty Retail 2.3%
Aaron’s Holdings Co., Inc.	150	7,839
Abercrombie & Fitch Co. (Class A Stock)	100	1,422
Advance Auto Parts, Inc.	148	21,797
American Eagle Outfitters, Inc.	240	3,290
America’s Car-Mart, Inc.*	10	865
Asbury Automotive Group, Inc.*	38	3,913
AutoNation, Inc.*	139	7,885
AutoZone, Inc.*	50	56,449
Barnes & Noble Education, Inc.*	40	92
Bed Bath & Beyond, Inc.	260	5,148
Best Buy Co., Inc.	486	54,213
Boot Barn Holdings, Inc.*	40	1,281
Buckle, Inc. (The)	20	479
Caleres, Inc.	53	407
CarMax, Inc.*	345	29,822
Cato Corp. (The) (Class A Stock)	20	122
Chico’s FAS, Inc.	110	118
Children’s Place, Inc. (The)	24	606
Conn’s, Inc.*	30	281
Designer Brands, Inc. (Class A Stock)	90	390
Dick’s Sporting Goods, Inc.	150	8,498
Five Below, Inc.*	120	16,001
Foot Locker, Inc.	230	8,482

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
GameStop Corp. (Class A Stock)*	30	$314
Gap, Inc. (The)	420	8,169
Genesco, Inc.*	30	532
Group 1 Automotive, Inc.	36	3,819
Guess?, Inc.	40	471
Haverty Furniture Cos., Inc.	20	500
Hibbett Sports, Inc.*	50	1,891
Home Depot, Inc. (The)	2,255	601,431
L Brands, Inc.	500	16,005
Lithia Motors, Inc. (Class A Stock)	60	13,774
Lowe’s Cos., Inc.	1,584	250,430
Lumber Liquidators Holdings, Inc.*	30	664
MarineMax, Inc.*	26	780
Michaels Cos., Inc. (The)*	110	892
Monro, Inc.	83	3,491
Murphy USA, Inc.*	54	6,604
ODP Corp. (The)	69	1,346
O’Reilly Automotive, Inc.*	155	67,673
Rent-A-Center, Inc.	80	2,472
RH*	35	11,733
Ross Stores, Inc.	748	63,707
Sally Beauty Holdings, Inc.*	172	1,440
Shoe Carnival, Inc.	20	620
Signet Jewelers Ltd.	80	1,782
Sleep Number Corp.*	70	4,435
Sonic Automotive, Inc. (Class A Stock)	60	2,164
Tiffany & Co.	222	29,047
TJX Cos., Inc. (The)	2,510	127,508
Tractor Supply Co.	240	31,970
Ulta Beauty, Inc.*	122	25,226
Urban Outfitters, Inc.*	100	2,234
Williams-Sonoma, Inc.	160	14,594
Zumiez, Inc.*	20	560
		1,527,678
Technology Hardware, Storage & Peripherals 5.8%
3D Systems Corp.*	140	797
Apple, Inc.	33,558	3,653,123
Diebold Nixdorf, Inc.*	60	374
Hewlett Packard Enterprise Co.	2,684	23,190
HP, Inc.	2,860	51,366

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NCR Corp.*	264	$5,364
NetApp, Inc.	470	20,628
Seagate Technology PLC	460	21,997
Western Digital Corp.	622	23,468
Xerox Holdings Corp.	297	5,162
		3,805,469
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	300	6,366
Carter’s, Inc.	90	7,331
Columbia Sportswear Co.	70	5,221
Crocs, Inc.*	150	7,849
Deckers Outdoor Corp.*	61	15,456
Fossil Group, Inc.*	40	228
G-III Apparel Group Ltd.*	60	809
Hanesbrands, Inc.	673	10,815
Kontoor Brands, Inc.	71	2,336
Movado Group, Inc.	20	218
NIKE, Inc. (Class B Stock)	2,598	311,968
Oxford Industries, Inc.	30	1,235
PVH Corp.	138	8,044
Ralph Lauren Corp.	110	7,354
Skechers U.S.A., Inc. (Class A Stock)*	270	8,562
Steven Madden Ltd.	120	2,881
Tapestry, Inc.	568	12,627
Under Armour, Inc. (Class A Stock)*	380	5,259
Under Armour, Inc. (Class C Stock)*	280	3,424
Unifi, Inc.*	20	300
Vera Bradley, Inc.*	30	190
VF Corp.	683	45,898
Wolverine World Wide, Inc.	130	3,467
		467,838
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,745
Capitol Federal Financial, Inc.	270	3,099
Essent Group Ltd.	220	8,767
Flagstar Bancorp, Inc.	100	2,935
HomeStreet, Inc.	30	932
Meta Financial Group, Inc.	42	1,232

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Mr. Cooper Group, Inc.*	140	$2,951
New York Community Bancorp, Inc.	900	7,479
NMI Holdings, Inc. (Class A Stock)*	135	2,901
Northfield Bancorp, Inc.	30	305
Northwest Bancshares, Inc.	170	1,814
Provident Financial Services, Inc.	90	1,221
TrustCo Bank Corp.	50	275
Walker & Dunlop, Inc.	52	3,270
Washington Federal, Inc.	110	2,342
		41,268
Tobacco 0.6%
Altria Group, Inc.	3,896	140,568
Philip Morris International, Inc.	3,258	231,383
Universal Corp.	38	1,514
Vector Group Ltd.	178	1,636
		375,101
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	90	5,494
DXP Enterprises, Inc.*	20	313
Fastenal Co.	1,190	51,444
Foundation Building Materials, Inc.*	30	437
GATX Corp.	90	6,145
GMS, Inc.*	60	1,356
MSC Industrial Direct Co., Inc. (Class A Stock)	100	6,966
NOW, Inc.*	150	611
United Rentals, Inc.*	156	27,813
Univar Solutions, Inc.*	340	5,641
Veritiv Corp.*	6	86
W.W. Grainger, Inc.	98	34,302
Watsco, Inc.	75	16,810
		157,418
Water Utilities 0.1%
American States Water Co.	90	6,722
American Water Works Co., Inc.	378	56,893

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Water Utilities (cont’d.)
California Water Service Group	120	$5,348
Essential Utilities, Inc.	470	19,364
		88,327
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	100	4,362
Spok Holdings, Inc.	30	272
Telephone & Data Systems, Inc.	190	3,230
T-Mobile US, Inc.*	1,220	133,676
		141,540

Total Common Stocks (cost $48,816,014)		61,539,530
Exchange-Traded Funds 3.1%
iShares Core S&P 500 ETF	6,000	1,965,720
iShares Core S&P Mid-Cap ETF	200	37,894
iShares Core S&P Small-Cap ETF	600	43,212

Total Exchange-Traded Funds (cost $1,770,835)		2,046,826

Total Long-Term Investments (cost $50,586,849)		63,586,356

Short-Term Investments 3.7%
Affiliated Mutual Funds 3.3%
PGIM Core Ultra Short Bond Fund(w)	2,046,012	2,046,012
PGIM Institutional Money Market Fund (cost $117,426; includes $117,397 of cash collateral for securities on loan)(b)(w)	117,462	117,426

Total Affiliated Mutual Funds (cost $2,163,438)		2,163,438

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.4%
U.S. Treasury Bills	0.090%	02/25/21	50	49,984

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bills	0.100%	12/17/20	200	$199,978

Total U.S. Treasury Obligations (cost $249,960)				249,962

Total Short-Term Investments (cost $2,413,398)				2,413,400

TOTAL INVESTMENTS 100.4% (cost $53,000,247)				65,999,756
Liabilities in excess of other assets (0.4)%				(282,595)

Net Assets 100.0%				$65,717,161

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,764; cash collateral of $117,397 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Futures contracts outstanding at October 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Dec. 2020	$76,840	$233

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Futures contracts outstanding at October 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9	S&P 500 E-Mini Index	Dec. 2020	$1,469,115	$(44,369)
1	S&P Mid Cap 400 E-Mini Index	Dec. 2020	189,560	940
				$(43,196)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).